Lease (Details) - Schedule of Lease Expense - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Lease Expense [Abstract]
Leases expense	$ 10,321	$ 11,332	$ 12,749
Short-term lease expense	427
Total	$ 10,748	$ 11,332	$ 12,749